STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
A summary of changes in the balances of each component of accumulated other comprehensive loss, net of tax follows:

	Defined Benefit Plans	Unrealized Losses on Securities	Translation Adjustment	Total
Balance at January 1, 2013	$(507)	$(4)	$5	$(506)
Amounts arising during the period[a,b]	67	(1)	—	66
Amounts reclassified[c]	30	—	5	35
Balance at December 31, 2013	(410)	(5)	10	(405)
Amounts arising during the period[a,b]	(162)	(1)	—	(163)
Amounts reclassified[c]	24	—	—	24
Balance at December 31, 2014	(548)	(6)	10	(544)
Amounts arising during the period[a,b]	3	—	—	3
Amounts reclassified[c]	38	—	—	38
Balance at December 31, 2015	$(507)	$(6)	$10	$(503)

a.
Includes net actuarial gains (losses), net of noncontrolling interest, totaling $126 million for 2013, $(252) million for 2014 and $(7) million for 2015. The year 2013 also included $33 million for prior service costs.

b.	Includes tax (provision) benefits totaling $(37) million for 2013, $89 million for 2014 and $2 million for 2015.

c.	Includes amortization primarily related to actuarial losses, net of taxes of $17 million for 2013, $14 million for 2014 and $16 million for 2015.

Compensation costs charged against earnings
Compensation cost charged against earnings for stock-based awards for the years ended December 31 follows:

	2015	2014	2013
Selling, general and administrative expenses	$67	$79	$145
Production and delivery	17	26	26
Capitalized costs	11	23	13
Total stock-based compensation	95	128	184
Less capitalized costs	(11)	(23)	(13)
Tax benefit and noncontrolling interests' share	(31)	(41)	(65)
Impact on net (loss) income from continuing operations	$53	$64	$106

Summary of stock options and SARs outstanding and changes during the period
A summary of options and SARs outstanding as of December 31, 2015, including 1,321,029 SARs, and activity during the year ended December 31, 2015, follows:

	Number of Options and SARs	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at January 1	45,929,739	$35.65
Granted	5,450,000	18.96
Exercised	(195,326)	15.61
Expired/Forfeited	(1,880,534)	30.15
Balance at December 31	49,303,879	34.10	4.8	$—	[a]

Vested and exercisable at December 31	40,235,301	$35.78	4.0	$—	[a]

a.	At December 31, 2015, all outstanding stock options and SARs have exercise prices greater than the market price of FCX's common stock.

Weighted average assumptions used to value stock option awards
Information related to stock options during the years ended December 31 follows:

	2015	2014	2013
Weighted-average assumptions used to value stock option awards:
Expected volatility	37.9%	36.6%	48.9%
Expected life of options (in years)	5.17	4.92	4.66
Expected dividend rate	4.5%	3.5%	3.3%
Risk-free interest rate	1.7%	1.7%	0.7%
Weighted-average grant-date fair value (per share)	$4.30	$7.43	$10.98
Intrinsic value of options exercised	$1	$17	$10
Fair value of options vested	$50	$76	$101

Summary Of Outstanding Restricted Stock Units
A summary of outstanding stock-settled RSUs and PSUs as of December 31, 2015, and activity during the year ended December 31, 2015, follows:

	Number of Awards	Weighted-Average Grant-Date Fair Value Per Award	Aggregate Intrinsic Value
Balance at January 1	5,805,145	$33.57
Granted	2,729,750	16.77
Vested	(1,150,589)	34.10
Forfeited	(164,006)	34.35
Balance at December 31	7,220,300	27.12	$49

Summary of Outstanding Cash Settled Restricted Stock Units
A summary of outstanding cash-settled RSUs and PSUs as of December 31, 2015, and activity during the year ended December 31, 2015, follows:

	Number of Awards	Weighted-Average Grant-Date Fair Value Per Award	Aggregate Intrinsic Value
Balance at January 1	3,587,564	$30.99
Granted	2,366,715	18.68
Vested	(1,196,395)	30.99
Forfeited	(145,348)	24.21
Balance at December 31	4,612,536	24.89	$31

Schedule of amounts related to exercises of stock options and stock appreciation rights and the vesting of restricted stock units and restricted stock awards
The following table includes amounts related to exercises of stock options and vesting of RSUs during the years ended December 31:

	2015	2014	2013
FCX shares tendered to pay the exercise price
and/or the minimum required taxes[a]	349,122	474,480	3,294,624
Cash received from stock option exercises	$3	$12	$8
Actual tax benefit realized for tax deductions	$11	$16	$8
Amounts FCX paid for employee taxes	$7	$8	$105

a.	Under terms of the related plans, upon exercise of stock options and vesting of RSUs, employees may tender FCX shares to pay the exercise price and/or the minimum required taxes.